Financial Instruments - Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 16,916
Change in unrealized loss	(2,702)		$ (10,295)
Issuances (Settlements)	0
Ending balance	14,214		16,916
Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	16,916	$ 369	369
Change in unrealized loss		(1)	14,368
Issuances (Settlements)		(106)	2,548
Net Transfer In (Out) of Level 3		0
Ending balance		262	16,916	$ 369
Warrant liability | Prior To Business Combination
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	369	369	391
Change in unrealized loss			(107)	(22)
Issuances (Settlements)			(262)	0
Net Transfer In (Out) of Level 3			0	0
Ending balance			0	369
Contingent earnout liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	18,632
Change in unrealized loss	3,988		(10,295)
Issuances (Settlements)	0		28,927
Net Transfer In (Out) of Level 3	0
Ending balance	22,620		18,632
Series B-2 tranche liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		4,702	4,702
Change in unrealized loss		(608)
Issuances (Settlements)		(881)
Net Transfer In (Out) of Level 3		0
Ending balance		3,213		4,702
Series B-2 tranche liabilities | Prior To Business Combination
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	4,702	4,702	0
Change in unrealized loss			(3,200)	(1,645)
Issuances (Settlements)			(1,502)	6,347
Net Transfer In (Out) of Level 3			0	0
Ending balance			0	4,702
Series B-3 warrant liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		15,819	15,819
Change in unrealized loss		(1,812)
Issuances (Settlements)		(6,880)
Net Transfer In (Out) of Level 3		0
Ending balance		7,127		15,819
Issuances		4,647	14,701
Settlements		11,527	25,409
Final net exercise			4,800
Series B-3 warrant liabilities | Prior To Business Combination
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	$ 15,819	15,819	0
Change in unrealized loss			(311)	3,853
Issuances (Settlements)			(15,508)	11,966
Net Transfer In (Out) of Level 3			0	0
Ending balance			0	$ 15,819
SEPA derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	185
Change in unrealized loss	181		2
Issuances (Settlements)	0		183
Net Transfer In (Out) of Level 3	0
Ending balance	$ 366		$ 185